ARMADA FUNDS

               Supplement dated April 14, 2005 to the Statement of
                     Additional Information dated October 1,
                      2004, as supplemented March 18, 2005

             This Supplement provides new and additional information
               beyond that contained in the Prospectus and should
                   be read in conjunction with the Prospectus.

         On April 8, 2005, the Board of Trustees of Armada Funds (the "Trust"), including a majority of Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended), elected Dale C. LaPorte as a Trustee.

THE FOLLOWING SECTION SUPPLEMENTS THE INFORMATION UNDER THE HEADING "TRUSTEES AND OFFICERS" FOUND ON PAGE 95 OF THE STATEMENT OF ADDITIONAL INFORMATION.


                                                                                           Number of
                                                                                           Portfolios
                                                 Length of                                   in Fund
                                Position(s)        Time                                     Complex 3
        Name, Address 1,         Held with       Served in     Principal Occupation(s)     Overseen by       Other Directorships
     Date of Birth and Age       the Trust       Position 2      During Past 5 Years         Trustee           Held by Trustee 4
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEE
-------------------
Dale C. LaPorte                  Trustee           Since       Partner, Calfee, Halter &        31       Secretary and Director,
Date of Birth:                                     April       Griswold LLP (law firm)                   Morrison Products, Inc.
1/04/42                                            2005        since January 2000;                       since January 2001;
Age: 63                                                        Chairman of Executive
                                                               Committee of Calfee,
                                                               Halter & Griswold LLP from
                                                               January 2000 through
                                                               December 2004.

THE FOLLOWING SECTION SUPPLEMENTS THE INFORMATION UNDER THE HEADING "TRUSTEE OWNERSHIP OF FUND SHARES" FOUND ON PAGE 99 AND "CERTAIN INTERESTS OF INDEPENDENT TRUSTEES" FOUND ON PAGE 100 OF THE STATEMENT OF ADDITIONAL INFORMATION.

         The following table shows the dollar range of shares beneficially owned by Independent Trustee Dale C. LaPorte in the Funds and the Armada fund family in the aggregate as of December 31, 2004.

INDEPENDENT TRUSTEES

--------------------------------------------------------------------------------------------
                                                             AGGREGATE DOLLAR RANGE OF
                                DOLLAR RANGE OF         EQUITY SECURITIES IN THE FUNDS OF
NAME OF TRUSTEE/FUND    EQUITY SECURITIES IN THE FUNDS   THE TRUST OVERSEEN BY THE TRUSTEE
--------------------------------------------------------------------------------------------
DALE C. LAPORTE                                                    Over $100,000
--------------------------------------------------------------------------------------------
   Money Market Fund             Over $100,000
--------------------------------------------------------------------------------------------

CERTAIN INTERESTS OF INDEPENDENT DIRECTORS

         Since June 1, 2003, Calfee, Halter & Griswold LLP has periodically represented National City Bank and other affiliates of National City Corporation, excluding investment adviser affiliates, in connection with commercial loans, bond transactions, equity investments and litigation matters. Fees from the representation were significantly less than 1% of the law firm's revenues in each of 2003 and 2004.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE